NB Crossroads Private Markets Fund IV (TI) - Client LLC (the “Fund”) invests substantially all of its assets in NB Crossroads Private Markets Fund IV Holdings LLC (the “Company”). The percentage of the Company’s members’ equity owned by the Fund at December 31, 2019, was 61.84%. The Fund has included the Company’s schedule of investments as of December 31, 2019, below. The Company’s schedule of investments was also filed on Form NPORT-EX with the Securities and Exchange Commission on February 28, 2020.

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

December 31, 2019 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value

Large-cap Buyout (18.51%)
BC European Capital X - Betty Co-Investment (1) LP	Co-investment	01/2019	North America	$803,618	$960,433
BC European Capital X - Hulk Co-Investment (1) LP	Co-investment	07/2018	North America	2,660,701	3,192,744
Carlyle Partners VII, L.P.	Primary	12/2018-09/2019	North America	3,061,918	2,621,071
Clayton, Dubilier & Rice Fund X, L.P.	Primary	03/2018-10/2019	North America	2,920,591	3,669,900
Cortefiel Co-Invest SCSp	Co-investment	10/2017-07/2018	Europe	1,303,639	2,156,933
CVC Capital Partners VII, L.P.	Primary	12/2018-11/2019	Europe	5,685,262	6,103,391
Gorilla Aggregator L.P. (F)	Co-investment	10/2017	North America	3,300,000	3,663,000
KKR Byzantium Infrastructure Co-Invest L.P.	Co-investment	10/2017	Europe	2,554,218	2,597,694
KKR Starlight Co-Invest II L.P.	Co-investment	12/2018	Europe	5,000,000	4,683,646
KKR Taurus Co-Invest II L.P.	Co-investment	10/2017-11/2017	North America	3,000,000	3,266,017
SLP Blue Co-Invest, L.P.	Co-investment	06/2018	North America	1,803,130	2,128,790
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-investment	01/2019	North America	2,974,429	4,633,881
TPG Healthcare Partners, L.P.	Primary	12/2019	North America	51,398	16,051
TPG Partners VIII, L.P.	Primary	12/2019	North America	143,556	-
Uno Co-Invest L.P.	Co-investment	06/2017	North America	3,300,000	5,280,000
				38,562,460	44,973,551
Small and Mid-cap Buyout (50.96%)
BC Holdco, LLC	Co-investment	11/2017	North America	2,390,570	2,627,141
ByLight InvestCo LP	Co-investment	05/2017	North America	940,273	3,635,960
Charlesbank Equity Fund IX, L.P.	Primary	07/2018-10/2019	North America	3,964,351	3,680,000
CHG PPC Investor LLC	Co-investment	03/2018	North America	1,100,000	1,846,456
CI Capital Investors II, L.P.	Secondary	06/2017-10/2019	North America	145,723	123,963
CI Capital Investors II Follow-On Partners, L.P.	Co-investment	05/2018-09/2019	North America	3,756,143	3,723,193
EQT Mid Market Europe, L.P.	Primary	08/2017-09/2019	Europe	5,595,863	6,653,092
Fortress Vietnam Investment Holdings PTE. LTD.	Co-investment	06/2017-07/2019	Asia	1,301,945	2,314,966
Further Global Capital Partners, L.P.	Primary	03/2018-11/2019	North America	3,311,762	3,465,541
JLL MedPlast Topco, L.P.	Co-investment	06/2018	North America	1,640,000	2,733,458
KKR Global Infrastructure Investors III L.P.	Primary	12/2018-11/2019	North America	3,462,730	3,351,704
MCH Iberian Capital Fund IV, F.C.R.	Secondary	05/2017-12/2019	Europe	3,936,608	4,906,444
MHS Acquisition Holdings, LLC (F)	Co-investment	03/2017-12/2019	North America	1,046,584	1,424,448
Milani Aggregator LLC (F)	Co-investment	06/2018	North America	1,522,500	1,218,000
MND Holdings I Corp (F)	Co-investment	07/2017	North America	1,757,165	1,750,000
NB Excelitas LP	Co-investment	11/2017	North America	3,302,349	4,939,651
NB Pitman 13 Holdings L.P.	Co-investment	06/2018-05/2019	South America	3,331,296	2,934,933
NB Soho LP (TRG Growth Fund II)	Secondary	06/2017-09/2017	North America	2,269,644	1,372,916
Oak Hill Capital Partners IV, L.P.	Primary	05/2017-12/2019	North America	7,401,712	9,055,439
OHCP IV SF COI, L.P.	Co-investment	01/2018-11/2018	North America	681,730	812,895
Optimum Evolution Fund SIF-Property II	Secondary	02/2018	Europe	1,783,480	2,467,629
PPC Fund II, L.P.	Primary	04/2018-07/2019	North America	5,786,837	6,514,771
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018	North America	1,147,517	1,689,357
Silver Creek Midstream Coinvest LP	Co-investment	06/2018-11/2019	North America	3,283,131	4,200,864
THL Equity Fund VII Investors (MHS), L.P.	Co-investment	04/2017-06/2018	North America	1,351,028	5,621,016
Veritas Capital Fund VI, L.P.	Primary	06/2017-12/2019	North America	8,788,618	15,608,490
VSC RST Holdco, L.P. (F)	Co-investment	08/2017	North America	2,800,666	3,997,845
Webster Capital IV, L.P.	Primary	07/2018-12/2019	North America	6,963,494	7,492,968
Wind Point Partners CV1, L.P.	Secondary	09/2018-10/2019	North America	5,636,627	9,064,755
WR Environmental Aggregator LLC (F)	Co-investment	04/2017-11/2019	North America	972,310	972,310
Wrigley Co-Invest, L.P.	Co-investment	06/2018-10/2018	North America	3,408,863	3,565,903
				94,781,519	123,766,108

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

December 31, 2019 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value

Special Situations (17.32%)
Apollo Investment Fund IX, L.P.	Primary	03/2019-12/2019	North America	853,592	744,320
Cerberus Institutional Partners VI, L.P.	Primary	04/2017-12/2019	North America	11,443,221	11,798,004
Diligere Co-Investment Partners, LLC	Co-investment	02/2018-02/2019	North America	1,302,951	2,215,138
Epiris Fund II L.P.	Primary	05/2018-12/2019	Europe	6,294,633	6,423,435
Lantern Capital Partners Fund I (A), L.P	Primary	04/2018-12/2019	North America	4,274,941	4,624,885
NB Arch LP	Co-investment	09/2017	North America	888,936	3,801,625
NB WM Co-Invest LP	Co-investment	09/2017-05/2019	North America	1,844,304	3,165,351
RugsUSA Parent Holdings, LLC (F)	Co-investment	04/2018	North America	1,030,000	1,663,690
Sycamore Partners III, L.P.	Primary	01/2018-07/2019	North America	1,626,935	1,174,270
Verscend Intermediate Holding Corp. (F)	Co-investment	08/2018	North America	5,737,177	6,450,500
				35,296,690	42,061,218
Venture Capital (11.26%)
Acquisition Super Holdings Inc. (F)	Co-investment	06/2018	North America	457,083	594,208
Alsop Louie Capital IV L.P.	Primary	11/2017-10/2019	North America	2,576,167	2,997,524
Battery Ventures XII, L.P.	Primary	03/2018-11/2019	North America	2,008,284	2,046,516
Battery XII Side Fund, L.P.	Primary	03/2018-12/2019	North America	1,303,191	1,402,072
Canaan XI L.P.	Primary	01/2018-12/2019	North America	2,552,000	3,295,030
Clearant Super Holdings Inc (F)	Co-investment	06/2018	North America	1,342,917	1,745,792
DFJ Growth III, L.P.	Primary	05/2017-10/2019	North America	3,165,000	3,752,334
Hosen Capital Fund III, L.P.	Primary	04/2017-09/2019	Asia	2,730,550	3,271,956
Menlo Ventures XIV, L.P.	Primary	10/2017-10/2019	North America	1,589,306	2,452,629
Summit Partners Europe Growth Equity Fund II, SCSp	Primary	01/2018-10/2019	Europe	2,194,394	2,758,998
TPG Drake Co-Invest, L.P.	Co-investment	07/2018	North America	2,605,720	1,959,594
TPG Tech Adjacencies, L.P.	Primary	06/2019-09/2019	North America	986,747	1,082,332
				23,511,359	27,358,985

Total Investments in Portfolio Funds (cost $192,152,028) (98.05%)					238,159,862
Other Assets & Liabilities (Net) (1.95%)					4,746,117
Members' Equity - Net Assets (100.00%)					$242,905,979

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at December 31, 2019 aggregated $192,152,028. Total fair value of illiquid and restricted securities at December 31, 2019 was $238,159,862 or 98.05% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.

Valuation of Investments

The Company computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments. The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company. The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-40 to 54 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Members’ Equity - Net Assets by level within the valuation hierarchy as of December 31, 2019.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$3,663,000	$41,310,551	$44,973,551
Small and Mid-cap Buyout	-	-	9,362,603	114,403,505	123,766,108
Special Situations	-	-	8,114,190	33,947,028	42,061,218
Venture	-	-	2,340,000	25,018,985	27,358,985
Total	$-	$-	$23,479,793	$214,680,069	$238,159,862

Significant Unobservable Inputs

As of December 31, 2019, the Company had investments valued at $238,159,862. The fair value of investments valued at $214,680,069 in the Company's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of December 31, 2019:

			Unobservable Inputs

Investments	Fair Value 12/31/19	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]

Large-cap Buyout	3,663,000	Third party valuation	LTM EBITDA	10.5x	N/A

Small and Mid-cap Buyout	9,362,603	Third party valuation	LTM EBITDA	6.3x - 13.8x	11.5x

Special Situations	6,450,500	Market Approach	LTM EBITDA	15.7x	N/A

Special Situations	1,663,690	Third party valuation	LTM EBITDA	9.1x	N/A

Venture	2,340,000	Third party valuation	LTM EBITDA	33.2x	N/A

Total	$23,479,793

[1] Inputs weighted based on fair value of investments in range.

During the period ended December 31, 2019 purchases and sales from Level 3 investments were as follows:

Purchases	Sales
$86,848	$-

During the period ended December 31, 2019 unrealized appreciation and realized gains from Level 3 investments were $1,336,933 and $0, respectively.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the period ended December 31, 2019.

The estimated remaining life of the Company’s Portfolio Funds as of December 31, 2019 is one to nine years, with the possibility of extensions by each of the Portfolio Funds.